Earnings per share (Computations of ordinary shares outstanding, excluding nonvested restricted stock) (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	167,847,345	187,847,345	203,411,207
Treasury shares (in shares)	(14,855,244)	(11,600,191)	(3,069,003)
Ordinary shares outstanding (in shares)	152,992,101	176,247,154	200,342,204
Unvested restricted stock (in shares)	(3,007,752)	(3,426,810)	(3,030,724)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	149,984,349	172,820,344	197,311,480